Asset Impairment and Exit Costs (Schedule of Asset Impairment and Exit Costs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Total separation programs									$ 42	$ 63	$ 27
Total asset impairment charges									28	34	0
Asset impairment and exit costs	33	34	8	8	49	43	1	16	83	109	47
European Union [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									0	35	27
Total asset impairment charges									5	10	0
Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									0	6	0
Total asset impairment charges									5	7	0
Asia [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									13	7	0
Total asset impairment charges									13	8	0
Latin America & Canada [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									29	15	0
Total asset impairment charges									5	9	0
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									13	12	20
Contract Termination [Member] | Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									0	12	0
Contract Termination [Member] | Asia [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									$ 13	$ 0	$ 20